Lease - Summary of Changes in Lease Liabilities (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure - Changes in lease liabilities [Abstract]
Beginning balance		₩ 4,621,096	₩ 5,070,133
Increase		73,090	280,114
Decrease		(665,687)	(725,759)
Interest expenses		93,651	111,782
Others	[1]	288,353	(115,174)
Ending balance		₩ 4,410,503	₩ 4,621,096

[1]	Including translation effect of foreign currency lease liabilities and others.